DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Other Income	$ 100,129	$ 378,977	$ 283,816
Gain from changes in fair value of biological assets (note 20)	12,932	81,986	182,950
Net income from insurance compensation	2,046	1,101	3,007
Revenue from export promotion	1,157	1,608	951
Lease income	1,834	1,689	1,625
Gain on sales of assets	48,653	241,662	28,299
Access easement	905	308	14,020
Recovery of tax credits	0	1,674	23,372
Compensations received	221	7,018	964
Gain on sales of subsidiary	0	20,381	0
Other operating income	32,381	21,550	28,628
Total Other Expenses by function	(373,889)	(192,101)	(182,883)
Provision Legal expenses	(10,478)	(8,466)	(5,899)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(170,207)	(76,218)	(66,821)
Operating expenses related to staff restructuring or from plants stoppage or closed	(82,337)	(5,875)	(26,148)
Expenses related to projects	(27,837)	(20,663)	(15,791)
Loss of asset sales	(12,575)	(9,996)	(9,733)
Loss and repair of assets	(12,585)	(1,700)	(4,342)
Loss of forest due to fires	(17,127)	(38,133)	(21,530)
Other Taxes	(20,413)	(17,666)	(16,613)
Research and development expenses	(4,432)	(2,903)	(3,012)
Fines, readjustments and interests	(6,142)	(241)	(864)
Loss on sale of permanent investments	0	(431)	0
Loss of tax credits	(212)	(491)	(1,069)
Other expenses	(9,544)	(9,318)	(11,061)
Total Finance Income	72,116	33,499	29,449
Finance income by mutual funds - term deposits	61,816	30,720	16,099
Finance income resulting from derivatives	39	39	825
Other finance income	10,261	2,740	12,525
Total Finance Costs	(200,366)	(219,982)	(268,179)
Interest expense, Bank borrowings	(20,827)	(20,013)	(28,869)
Interest expense, Bonds	(114,297)	(138,334)	(171,834)
Interest expense resulting from derivatives	(17,774)	(17,598)	(30,083)
Interest expense for right-of-use	(9,825)	(8,042)	(9,404)
Other finance costs	(37,643)	(35,995)	(27,989)
Total	33,684	31,386	2,317
Investments in associates	7,069	330	4,821
Investments in joint ventures	$ 26,615	$ 31,056	$ (2,504)